Debt and Interest Rate Swap Narrative (Details) (USD $)	12 Months Ended							6 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Jun. 10, 2011	Dec. 31, 2013 Other Current Liabilities [Member]	Dec. 31, 2013 Other Noncurrent Liabilities [Member]	Jun. 10, 2011 Borrowings Under Credit Agreement At Date Of Amendment [Member]	Jun. 30, 2011 Term Loan Quarterly Payment First Three Years [Member]	Jun. 30, 2011 Term Loan Quarterly Payment Years Four And Five [Member]	Jun. 30, 2011 Debt Instrument Payment Due Upon Expiration [Member]
Borrowings Under Credit Agreement							$ 382,500,000
Line of Credit Facility, Maximum Borrowing Capacity				200,000,000
Required principal payments per quarter for the term loan								10,600,000	28,300,000	28,300,000
Term Loan, Interest Rates	3.646%	[1]
Interest Rate Swap	5,061,000		11,178,000		4,600,000	500,000
Amount of swap liability to be reclassified during next twelve months	4,600,000
Amount of swap liability reclassified during the period	6,500,000		7,300,000
Line of Credit Facility, Current Borrowing Capacity	$ 200,000,000
Line Of Credit Facility Facility Fee Basis Points	15
Revolving Credit Facility Spread Basis Points	110

[1]	See additional information below regarding the interest rate fixed at 3.646% in connection with the Swap.